LOOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated June 30, 2021, to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2021 and May 1, 2021, Natixis Funds Statements of Additional Information, dated February 1, 2021, April 1, 2021, May 1, 2021, June 1, 2021 and the Natixis ETFs Statements of Additional Information, dated May 1, 2021 (together, the “Statements of Additional Information”), as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small/Mid Cap Growth Fund
AlphaSimplex Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
AlphaSimplex Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund
Gateway Fund	Mirova Global Green Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Credit Income Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Allocation Fund	Natixis Oakmark International Fund
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles International Growth Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Fixed Income Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Limited Term Government and Agency Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Securitized Asset Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Small Cap Growth Fund	Vaughan Nelson Select Fund
Loomis Sayles Small Cap Value Fund	Vaughan Nelson Small Cap Value Fund

Effective July 1, 2021, James Palermo and Maureen Mitchell have resigned from the Contract Review Committee and have been appointed as members of the Audit Committee. Edmond English has resigned from the Audit Committee and has been appointed as a member of the Contract Review Committee. Martin Meehan and Kirk Sykes have joined the Governance Committee, and Peter Smail and Cynthia Walker have resigned from the Governance Committee.

Accordingly, effective July 1, 2021, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Cynthia L. Walker – Chairperson	Wendell J. Knox– Chairperson	Edmond J. English – Chairperson
Martin T. Meehan	Edmond J. English	Richard A. Goglia
Maureen B. Mitchell	Richard A. Goglia	Maureen B. Mitchell
James P. Palermo	Kirk A. Sykes	Martin T. Meehan
Peter J. Smail		Kirk A. Sykes

As Chairman of the Board, Mr. Sirri is an ex officio member of each Committee.